SCHEDULE OF INVESTMENTS
Ivy ProShares S&P 500 Bond Index Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Broadcasting – 0.6%
Discovery Communications LLC (GTD by Discovery, Inc.), 3.950%, 3-20-28	$52	$60
Discovery Communications, Inc., 5.200%, 9-20-47	200	260
Fox Corp., 4.709%, 1-25-29	483	586
		906
Cable & Satellite – 3.8%
Comcast Corp., 3.750%, 4-1-40	250	300
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2-1-24	450	484
3.700%, 4-15-24	400	440
3.100%, 4-1-25	250	275
3.950%, 10-15-25	447	513
3.150%, 3-1-26	300	335
4.150%, 10-15-28	100	120
3.400%, 4-1-30	250	288
4.250%, 10-15-30	180	222
1.500%, 2-15-31	300	298
4.600%, 10-15-38	350	461
4.700%, 10-15-48	400	556
3.999%, 11-1-49	150	189
4.049%, 11-1-52	150	192
4.950%, 10-15-58	100	152
Viacom, Inc.:
4.750%, 5-15-25	270	313
4.375%, 3-15-43	361	426
		5,564
Integrated Telecommunication Services – 6.9%
AT&T, Inc.:
3.000%, 6-30-22	40	41
3.400%, 5-15-25	225	250
4.250%, 3-1-27	255	298
2.300%, 6-1-27	500	533
4.100%, 2-15-28	200	235
4.350%, 3-1-29	478	570
2.250%, 2-1-32	215	218
4.500%, 5-15-35	290	352
5.250%, 3-1-37	200	260
4.300%, 12-15-42	150	175
4.350%, 6-15-45	300	346
4.750%, 5-15-46	200	248
4.500%, 3-9-48	532	635
4.550%, 3-9-49	300	361
3.850%, 6-1-60	428	448
Verizon Communications, Inc.:
3.500%, 11-1-24	450	497
3.376%, 2-15-25	50	56
2.625%, 8-15-26	150	164
4.125%, 3-16-27	510	601
3.000%, 3-22-27	360	399
4.329%, 9-21-28	120	144
1.500%, 9-18-30	250	246
1.750%, 1-20-31	250	249
4.500%, 8-10-33	100	126
5.250%, 3-16-37	626	853
2.650%, 11-20-40	250	252
4.862%, 8-21-46	447	603

4.522%, 9-15-48	300	391
5.012%, 4-15-49	105	145
4.000%, 3-22-50	250	303
		9,999
Interactive Media & Services – 0.7%
Alphabet, Inc.:
1.998%, 8-15-26	120	129
1.900%, 8-15-40	500	490
2.250%, 8-15-60	440	424
		1,043
Movies & Entertainment – 1.4%
Walt Disney Co. (The):
1.750%, 8-30-24	605	631
1.750%, 1-13-26	475	498
2.000%, 9-1-29	450	470
2.750%, 9-1-49	450	475
		2,074
Total Communication Services - 13.4%		19,586
Consumer Discretionary
Apparel Retail – 0.3%
TJX Cos., Inc. (The), 3.875%, 4-15-30	340	408

Automobile Manufacturers – 1.1%
General Motors Co.:
3.450%, 1-14-22	300	308
4.875%, 10-2-23	531	589
5.400%, 10-2-23	200	224
5.200%, 4-1-45	200	243
5.400%, 4-1-48	215	270
		1,634
Casinos & Gaming – 0.4%
Las Vegas Sands Corp., 3.900%, 8-8-29	500	537

Footwear – 0.4%
NIKE, Inc., 2.400%, 3-27-25	500	539

General Merchandise Stores – 0.2%
Dollar Tree, Inc.:
3.700%, 5-15-23	150	161
4.000%, 5-15-25	150	169
		330
Home Improvement Retail – 1.2%
Home Depot, Inc. (The):
2.950%, 6-15-29	200	227
4.500%, 12-6-48	395	554
Lowe’s Co., Inc.:
3.650%, 4-5-29	100	116
1.700%, 10-15-30	300	303
4.050%, 5-3-47	150	187
3.000%, 10-15-50	300	320
		1,707
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International, Inc., Series R, 3.500%, 10-15-32	471	515

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.:
2.800%, 8-22-24	400	433
1.500%, 6-3-30	375	381
3.875%, 8-22-37	400	498
4.050%, 8-22-47	300	396
2.700%, 6-3-60	500	533
Booking Holdings, Inc., 4.100%, 4-13-25	414	469

eBay, Inc., 4.000%, 7-15-42	165	188
		2,898
Restaurants – 1.0%
McDonalds Corp.:
3.300%, 7-1-25	290	323
2.125%, 3-1-30	500	527
Starbucks Corp.:
3.800%, 8-15-25	200	227
2.550%, 11-15-30	165	178
4.500%, 11-15-48	200	261
		1,516
Total Consumer Discretionary - 6.9%		10,084
Consumer Staples
Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	163
4.200%, 7-15-46	260	298
		461
Drug Retail – 2.9%
CVS Health Corp.:
3.500%, 7-20-22	150	157
3.700%, 3-9-23	200	214
4.100%, 3-25-25	660	747
2.875%, 6-1-26	200	220
4.300%, 3-25-28	430	512
3.750%, 4-1-30	500	582
4.780%, 3-25-38	325	410
5.125%, 7-20-45	152	204
5.050%, 3-25-48	375	508
4.250%, 4-1-50	500	624
		4,178
Food Distributors – 0.2%
Sysco Corp., 5.950%, 4-1-30	215	283

Household Products – 0.2%
Procter & Gamble Co. (The), 1.200%, 10-29-30	250	250

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corp., 1.375%, 6-20-27	500	515
Wal-Mart Stores, Inc., 2.550%, 4-11-23	100	105
Walmart, Inc.:
3.400%, 6-26-23	400	429
3.550%, 6-26-25	340	385
3.700%, 6-26-28	283	333
3.950%, 6-28-38	470	599
		2,366
Packaged Foods & Meats – 0.5%
Conagra Brands, Inc., 5.400%, 11-1-48	400	570
Mondelez International, Inc., 1.500%, 5-4-25	215	222
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 5.100%, 9-28-48	2	3
		795
Soft Drinks – 1.4%
Coca-Cola Co. (The):
1.375%, 3-15-31	500	499
2.750%, 6-1-60	500	538
PepsiCo, Inc.:
1.625%, 5-1-30	500	513
3.875%, 3-19-60	320	429
		1,979

Tobacco – 1.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8-9-22	220	228
3.800%, 2-14-24	100	109
4.400%, 2-14-26	100	116
4.800%, 2-14-29	200	240
5.800%, 2-14-39	100	132
5.950%, 2-14-49	400	560
Philip Morris International, Inc., 2.100%, 5-1-30	410	427
		1,812
Total Consumer Staples - 8.3%		12,124
Energy
Integrated Oil & Gas – 1.1%
Chevron Corp.:
3.191%, 6-24-23	140	149
2.954%, 5-16-26	500	554
Chevron USA, Inc. (GTD by Chevron Corp.), 2.343%, 8-12-50	453	440
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11-15-44	350	441
		1,584
Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12-15-47	450	508
Halliburton Co., 5.000%, 11-15-45	350	415
		923
Oil & Gas Exploration & Production – 2.0%
Concho Resources, Inc., 4.300%, 8-15-28	225	266
ConocoPhillips Co. (GTD by ConocoPhillips):
4.950%, 3-15-26	225	270
6.500%, 2-1-39	100	155
Exxon Mobil Corp.:
2.992%, 3-19-25	250	274
3.043%, 3-1-26	280	310
3.482%, 3-19-30	250	291
4.227%, 3-19-40	250	311
4.327%, 3-19-50	250	324
3.452%, 4-15-51	250	285
Marathon Oil Corp., 4.400%, 7-15-27	150	167
Noble Energy, Inc., 5.250%, 11-15-43	220	315
		2,968
Oil & Gas Refining & Marketing – 0.4%
Valero Energy Corp., 1.200%, 3-15-24	500	505

Oil & Gas Storage & Transportation – 1.3%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	288
5.550%, 6-1-45	200	257
MPLX L.P.:
4.700%, 4-15-48(A)	777	920
5.500%, 2-15-49	140	184
Williams Co., Inc. (The), 3.500%, 11-15-30	250	283
		1,932
Total Energy - 5.4%		7,912
Financials
Asset Management & Custody Banks – 0.4%
BlackRock, Inc., 1.900%, 1-28-31	500	523

Consumer Finance – 2.0%
American Express Co.:
2.500%, 8-1-22	150	155
3.700%, 8-3-23	300	325

2.500%, 7-30-24	264	282
Capital One Financial Corp.:
3.650%, 5-11-27	250	286
3.800%, 1-31-28	300	347
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
5.100%, 1-17-24	325	364
3.950%, 4-13-24	150	163
4.350%, 1-17-27	160	182
3.600%, 6-21-30	450	502
Synchrony Financial:
4.250%, 8-15-24	115	127
3.950%, 12-1-27	134	150
		2,883
Diversified Banks – 6.5%
Bank of America Corp.:
2.503%, 10-21-22	200	203
3.300%, 1-11-23	110	117
4.125%, 1-22-24	130	144
4.200%, 8-26-24	124	139
3.950%, 4-21-25	105	118
3.500%, 4-19-26	325	368
4.250%, 10-22-26	260	305
3.248%, 10-21-27	705	789
4.183%, 11-25-27	805	934
Bank of New York Mellon Corp. (The), 1.600%, 4-24-25	500	523
BB&T Corp., 3.050%, 6-20-22	250	259
Truist Financial Corp.:
1.125%, 8-3-27	280	282
1.950%, 6-5-30(A)	300	311
U.S. Bancorp:
3.000%, 7-30-29	178	199
1.375%, 7-22-30	500	501
Wells Fargo & Co.:
3.500%, 3-8-22	211	219
2.625%, 7-22-22	400	414
3.069%, 1-24-23	302	311
3.450%, 2-13-23	105	111
3.300%, 9-9-24	306	335
3.000%, 2-19-25	110	120
3.550%, 9-29-25	332	373
3.000%, 4-22-26	150	165
4.100%, 6-3-26	150	172
3.000%, 10-23-26	310	343
4.150%, 1-24-29	580	688
5.606%, 1-15-44	178	252
3.900%, 5-1-45	208	260
4.400%, 6-14-46	500	625
		9,580
Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc.:
4.250%, 9-21-48	150	190
3.000%, 9-15-60	500	521
		711
Insurance Brokers – 0.1%
Marsh & McLennan Cos., Inc., 4.375%, 3-15-29	150	183

Investment Banking & Brokerage – 5.4%
Goldman Sachs Group, Inc. (The):
5.750%, 1-24-22	350	370
3.000%, 4-26-22	500	504
3.625%, 1-22-23	300	320
3.200%, 2-23-23	150	159
4.000%, 3-3-24	200	221
3.850%, 7-8-24	200	221
3.500%, 1-23-25	300	331
3.500%, 4-1-25	500	556
4.250%, 10-21-25	350	401
3.500%, 11-16-26	559	628
3.850%, 1-26-27	365	416

6.750%, 10-1-37	450	688
Morgan Stanley:
2.750%, 5-19-22	245	253
3.125%, 1-23-23	200	211
4.100%, 5-22-23	264	287
3.875%, 4-29-24	200	221
3.700%, 10-23-24	330	367
4.000%, 7-23-25	500	572
3.875%, 1-27-26	203	233
3.950%, 4-23-27	190	220
4.300%, 1-27-45	500	667
		7,846
Life & Health Insurance – 0.3%
Prudential Financial, Inc.:
3.935%, 12-7-49	150	182
4.350%, 2-25-50	150	197
		379
Multi-Line Insurance – 0.6%
American International Group, Inc.:
2.500%, 6-30-25	300	323
3.900%, 4-1-26	280	319
4.750%, 4-1-48	100	133
4.375%, 6-30-50	130	170
		945
Other Diversified Financial Services – 3.9%
Citigroup, Inc.:
2.900%, 12-8-21	610	623
2.750%, 4-25-22	298	307
4.400%, 6-10-25	219	250
3.200%, 10-21-26	425	475
4.450%, 9-29-27	275	324
4.125%, 7-25-28	200	234
8.125%, 7-15-39	200	357
4.650%, 7-23-48	300	413
JPMorgan Chase & Co.:
4.500%, 1-24-22	150	157
3.250%, 9-23-22	300	315
2.972%, 1-15-23	510	524
3.200%, 1-25-23	290	307
2.700%, 5-18-23	230	242
3.875%, 9-10-24	300	336
2.950%, 10-1-26	405	449
3.625%, 12-1-27	380	432
		5,745
Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8-15-48	100	132
4.250%, 1-15-49	150	199
2.850%, 10-15-50	225	241
Berkshire Hathaway, Inc., 2.750%, 3-15-23	322	338
		910
Regional Banks – 0.6%
Fifth Third Bancorp, 3.650%, 1-25-24	340	371
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	230	252
3.450%, 4-23-29	186	214
		837
Total Financials - 20.9%		30,542
Health Care
Biotechnology – 2.3%
Amgen, Inc.:
2.650%, 5-11-22	100	103
2.300%, 2-25-31	433	462
4.400%, 5-1-45	340	431
4.663%, 6-15-51	300	409
Biogen, Inc., 5.200%, 9-15-45	150	203
Gilead Sciences, Inc.:
3.500%, 2-1-25	260	287
4.750%, 3-1-46	393	520
4.150%, 3-1-47	451	550
2.800%, 10-1-50	300	297

Regeneron Pharmaceuticals, Inc., 2.800%, 9-15-50	155	150
		3,412
Health Care Equipment – 0.4%
Boston Scientific Corp., 3.750%, 3-1-26	307	348
Zimmer Holdings, Inc., 3.550%, 4-1-25	150	166
		514
Health Care Services – 1.3%
Cigna Corp.:
3.750%, 7-15-23	688	744
4.800%, 8-15-38	624	812
CVS Caremark Corp.,
3.875%, 7-20-25	325	368
		1,924
Health Care Supplies – 1.0%
Abbott Laboratories:
3.750%, 11-30-26	88	103
4.900%, 11-30-46	490	725
DH Europe Finance II S.a.r.l., 3.400%, 11-15-49	200	237
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.500%, 3-15-25	90	101
4.375%, 3-15-35	250	336
		1,502
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	500	569

Managed Health Care – 1.3%
Anthem, Inc.:
3.650%, 12-1-27	340	392
4.101%, 3-1-28	200	236
UnitedHealth Group, Inc.:
3.500%, 8-15-39	228	271
3.700%, 8-15-49	350	438
3.125%, 5-15-60	500	579
		1,916
Pharmaceuticals – 5.8%
AbbVie, Inc.:
2.900%, 11-6-22	465	487
3.600%, 5-14-25	300	334
4.250%, 11-14-28	500	600
4.500%, 5-14-35	150	188
4.450%, 5-14-46	282	358
Bristol-Myers Squibb Co.:
3.875%, 8-15-25	500	571
4.125%, 6-15-39	250	318
4.550%, 2-20-48	473	660
4.250%, 10-26-49	500	676
Eli Lilly and Co., 3.950%, 3-15-49	300	393
Johnson & Johnson:
0.550%, 9-1-25	500	502
0.950%, 9-1-27	500	503
2.900%, 1-15-28	150	169
Merck & Co., Inc.:
2.750%, 2-10-25	295	320
3.400%, 3-7-29	500	581
1.450%, 6-24-30	350	354
Mylan N.V., 3.950%, 6-15-26	260	297
Pfizer, Inc., 2.700%, 5-28-50	480	515
Walgreens Boots Alliance, Inc., 3.450%, 6-1-26	600	664
		8,490
Total Health Care - 12.5%		18,327
Industrials
Aerospace & Defense – 4.1%
Boeing Co. (The):

2.700%, 2-1-27	500	520
5.040%, 5-1-27(B)	320	374
3.200%, 3-1-29	100	105
5.150%, 5-1-30	650	786
3.750%, 2-1-50	500	525
5.805%, 5-1-50	500	690
General Dynamics Corp., 3.250%, 4-1-25	450	497
Lockheed Martin Corp., 3.550%, 1-15-26	230	261
Northrop Grumman Corp.:
2.930%, 1-15-25	175	190
4.400%, 5-1-30	250	310
4.030%, 10-15-47	280	351
United Technologies Corp.:
3.950%, 8-16-25	460	528
4.500%, 6-1-42	301	392
4.625%, 11-16-48	355	481
		6,010
Air Freight & Logistics – 0.8%
FedEx Corp.:
4.050%, 2-15-48	326	394
4.950%, 10-17-48	100	136
United Parcel Service, Inc., 5.300%, 4-1-50	400	602
		1,132
Airlines – 0.3%
Southwest Airlines Co.:
5.250%, 5-4-25	170	197
5.125%, 6-15-27	170	202
		399
Construction Machinery & Heavy Trucks – 0.3%
Caterpillar, Inc., 2.600%, 4-9-30	470	518

Industrial Conglomerates – 2.1%
GE Capital International Funding Co.:
3.373%, 11-15-25	200	223
4.418%, 11-15-35	600	715
General Electric Capital Corp.:
6.750%, 3-15-32	350	491
5.875%, 1-14-38	860	1,164
Honeywell International, Inc., 2.800%, 6-1-50	460	503
		3,096
Railroads – 0.4%
Union Pacific Corp., 3.950%, 9-10-28	500	593

Total Industrials - 8.0%		11,748
Information Technology
Application Software – 0.8%
Adobe, Inc., 2.300%, 2-1-30	300	324
NVIDIA Corp., 3.500%, 4-1-50	350	424
salesforce.com, Inc., 3.700%, 4-11-28	307	362
		1,110
Data Processing & Outsourced Services – 2.7%
Fiserv, Inc.:
3.200%, 7-1-26	137	154
3.500%, 7-1-29	10	11
2.650%, 6-1-30	165	178
4.400%, 7-1-49	450	602
Global Payments, Inc., 3.200%, 8-15-29	200	222
MasterCard, Inc., 2.000%, 3-3-25	300	318
PayPal Holdings, Inc.:
2.650%, 10-1-26	442	486
2.300%, 6-1-30	370	396
Visa, Inc.:

2.800%, 12-14-22	280	293
3.150%, 12-14-25	150	168
2.700%, 4-15-40	500	545
4.300%, 12-14-45	313	428
2.000%, 8-15-50	162	155
		3,956
IT Consulting & Other Services – 1.1%
International Business Machines Corp.:
2.850%, 5-13-22	200	207
3.000%, 5-15-24	118	128
3.300%, 5-15-26	150	169
3.500%, 5-15-29	419	485
4.150%, 5-15-39	500	632
		1,621
Semiconductors – 3.5%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.875%, 1-15-27	384	431
3.500%, 1-15-28	500	551
Broadcom, Inc.:
3.150%, 11-15-25	500	545
4.250%, 4-15-26	500	573
4.110%, 9-15-28	500	572
Intel Corp.:
3.734%, 12-8-47	689	822
4.950%, 3-25-60	300	443
Micron Technology, Inc., 2.497%, 4-24-23	150	156
QUALCOMM, Inc.:
3.250%, 5-20-27	210	239
2.150%, 5-20-30	350	370
4.300%, 5-20-47	260	352
		5,054
Systems Software – 5.4%
Microsoft Corp.:
2.000%, 8-8-23	150	156
2.875%, 2-6-24	350	376
3.125%, 11-3-25	585	654
2.400%, 8-8-26	280	305
3.300%, 2-6-27	250	285
4.100%, 2-6-37	450	590
3.700%, 8-8-46	420	532
3.950%, 8-8-56	300	411
2.675%, 6-1-60	500	541
Oracle Corp.:
2.500%, 5-15-22	300	308
2.500%, 10-15-22	350	364
2.400%, 9-15-23	642	675
2.500%, 4-1-25	300	322
2.650%, 7-15-26	530	582
2.800%, 4-1-27	300	331
3.250%, 11-15-27	280	319
2.950%, 4-1-30	355	397
3.850%, 4-1-60	500	614
ServiceNow, Inc., 1.400%, 9-1-30	200	195
		7,957
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.:
1.700%, 9-11-22	400	410
2.850%, 2-23-23	150	158
2.400%, 5-3-23	400	420
3.450%, 5-6-24	150	165
2.850%, 5-11-24	300	323
3.200%, 5-13-25	230	256
3.250%, 2-23-26	150	168
3.350%, 2-9-27	348	397
3.200%, 5-11-27	200	226
2.900%, 9-12-27	643	719
3.000%, 11-13-27	150	169
1.250%, 8-20-30	500	500
3.850%, 5-4-43	150	189
3.450%, 2-9-45	500	606
4.650%, 2-23-46	235	333
3.750%, 11-13-47	300	378

Hewlett Packard Enterprise Co., 6.350%, 10-15-45(B)	520	684
HP, Inc., 6.000%, 9-15-41	300	392
		6,493
Total Information Technology - 17.9%		26,191
Materials
Commodity Chemicals – 0.2%
LYB International Finance III LLC (GTD by Lyondell Basell Industries N.V.), 3.625%, 4-1-51	235	256

Diversified Chemicals – 1.0%
Dow Chemical Co. (The), 4.375%, 11-15-42	300	367
DowDuPont, Inc.:
4.205%, 11-15-23	562	620
4.493%, 11-15-25	270	315
5.419%, 11-15-48	110	160
		1,462
Industrial Gases – 0.3%
Air Products and Chemicals, Inc., 2.800%, 5-15-50	415	455

Total Materials - 1.5%		2,173
Real Estate
Health Care REITs – 0.1%
Health Care REIT, Inc., 4.000%, 6-1-25	90	102

Industrial REITs – 0.3%
Prologis L.P., 1.250%, 10-15-30	442	437

Retail REITs – 0.3%
Simon Property Group L.P., 2.450%, 9-13-29	450	473

Specialized REITs – 0.8%
American Tower Corp., 3.800%, 8-15-29	570	662
Crown Castle International Corp., 3.250%, 1-15-51	183	193
Equinix, Inc., 2.150%, 7-15-30	320	325
		1,180
Total Real Estate - 1.5%		2,192
Utilities
Electric Utilities – 1.4%
Duke Energy Corp., 2.650%, 9-1-26	246	268
Exelon Corp., 4.050%, 4-15-30	120	142
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 2.750%, 11-1-29	340	370
Southern California Edison Co., 4.125%, 3-1-48	520	619
Southern Co. (The):
2.950%, 7-1-23	300	318
3.700%, 4-30-30	195	226
4.400%, 7-1-46	100	125
		2,068
Multi-Utilities – 0.5%
Dominion Energy, Inc., 3.375%, 4-1-30	185	211
NiSource, Inc., 1.700%, 2-15-31	337	335

Sempra Energy, 3.400%, 2-1-28	150	171
		717
Total Utilities - 1.9%		2,785

TOTAL CORPORATE DEBT SECURITIES – 98.2%		$143,664
(Cost: $131,256)

SHORT-TERM SECURITIES	Shares
Money Market Funds(D) - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(C)	254	254
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	1,332	1,332
		1,586

TOTAL SHORT-TERM SECURITIES – 1.1%		$1,586
(Cost: $1,586)

TOTAL INVESTMENT SECURITIES – 99.3%		$145,250
(Cost: $132,842)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,019

NET ASSETS – 100.0%		$146,269

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $989 are on loan.
(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$143,664	$—
Short-Term Securities	1,586	—	—
Total	$1,586	$143,664	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$132,842

Gross unrealized appreciation	12,510

Gross unrealized depreciation	(102)

Net unrealized appreciation	$12,408